Advances to Suppliers (Details Textual) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 07, 2017	Feb. 18, 2017	Jun. 30, 2017	Dec. 31, 2017	Jun. 30, 2016
Advances to Suppliers (Textual)
Advances payment to suppliers			$ 50,020
Freight fees			$ 29,960		$ 2,192,910
Commission for transport services, description	The Company will receive 15% of the cost incurred in the Project from Zhiyuan Hong Kong as a service fee.	The Seller is contracted to provide high-quality services including the design of a detailed transportation plan as well as execution and necessary supervision of the transportation plan at the Buyer's demand, and shall receive from the Buyer 1% - 1.25% of the total transportation expense incurred in the Project as commission for its professional design and execution of transportation plan as the general agent.